Subsequent Events (Details Narrative)	Oct. 31, 2026 USD ($)	Oct. 19, 2026 USD ($)	Oct. 19, 2026 CHF (SFr)	Sep. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Assets				$ 835,686,707	$ 824,563,783
Neuronomics [member] | Nonadjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Investments		$ 607,571	SFr 500,031
Proportion of ownership interest percentage		49.25%
Binance Hack [member] | Nonadjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Investments	$ 218,200,000
Proportion of ownership interest percentage	38.90%
Assets	$ 138,000,000